Madison Funds®
Supplement dated December 1, 2020

This Supplement amends the Prospectus of the Madison Funds dated June 1, 2020 as supplemented August 14, 2020 and September 22, 2020, and the Summary Prospectus for the Madison International Stock Fund dated June 1, 2020.

Madison Asset Management, LLC (“Madison”), the investment adviser of the Madison Funds (the “Funds”), manages the assets of all the funds using a “manager of managers” approach under which Madison may manage some or all of the funds’ assets and may allocation some or all of the funds’ assets among one or more specialist subadvisers.

At a meeting held on November 12, 2020, the Board of Trustees of the Funds approved Madison to manage the International Stock Fund currently subadvised by Lazard Asset Management LLC effective February 28, 2021. Therefore, the changes that follow are effective February 28, 2021.

Fund Summary and Prospectus page 69. Portfolio Management. The paragraph is deleted in its entirety and replaced with:

The investment adviser to the fund is Madison Asset Management, LLC (“Madison”). Thomas Tibbles, CFA (Head of International Equity Team, Portfolio Manager/Analyst), Patrick Tan (Senior Vice President, Portfolio Manager/Analyst), and Alyssa Rudakas, CFA (Vice President, Portfolio Manager/Analyst) co-manage the fund.

Prospectus page 87. Subadvisers. The third paragraph is deleted in its entirety and replaced with:

With regard to the funds discussed in this prospectus, Madison currently does not use a subadviser for any of the funds.

Prospectus page 88. Portfolio Management. The reference to Lazard Asset Management LLC is deleted and the International Stock Fund paragraph is deleted in its entirety and replaced with:

International Stock Fund. The International Stock Fund is co-managed by Thomas Tibbles, CFA, Patrick Tan, and Alyssa Rudakas, CFA. Messrs. Tibbles and Tan, and Ms. Rudakas have co-managed the fund since February 2021. Prior to joining Madison in 2014, Mr. Tibbles, Head of International Equity Team and Portfolio Manager/Analyst of Madison, led the Global Equity Team at Hansberger Global Investors in Toronto, Ontario. Mr. Tibbles was an initial founder of the International Equity Team in 1996 at Indago Capital Management, an affiliate of Canada Life. Mr. Tan, Senior Vice President and Portfolio Manager/ Analyst of Madison, is responsible for multi-sector coverage for the international equity portfolios. Prior to joining Madison in 2014, Mr. Tan was a senior member of the Global Equity Team at Hansberger Global Investors in Toronto. Mr. Tan was an initial founder of the International Equity Team at Indago Capital Management, an affiliate of Canada Life. Ms. Rudakas, Vice President and Portfolio Manager/Analyst of Madison, is responsible for multi-sector coverage for the international equity portfolios. Prior to joining Madison in 2014, Ms. Rudakas was a research associate on the International Equity Team at Hansberger Global Investors in Toronto beginning in 2011. Ms. Rudakas began her career at Dundee Securities Corporation where she worked as a licensed sales assistant.

Please keep this Supplement with your records.

MF-STATPRO INT SUP (1220)

Madison Funds®
Supplement dated December 1, 2020
to the Statement of Additional Information dated June 1, 2020

This Supplement amends the Statement of Additional Information of the Madison Funds dated June 1, 2020, as Supplemented August 14, 2020 and September 22, 2020.

Madison International Stock Fund

Effective February 28, 2021, Madison Asset Management, LLC will assume portfolio management responsibilities for the International Stock Fund currently subadvised by Lazard Asset Management LLC. The changes that follow are effective February 28, 2021.

The reference in the table of contents to “Lazard Asset Management LLC,” shall be deleted.

All references under Portfolio Management, Subadvisory Agreements, and Portfolio Managers to “Lazard Asset Management LLC (International Stock Fund)” shall be deleted.

The following information shall be added under Portfolio Managers, Madison Asset Management, LLC:

Other Accounts Managed (as of December 31, 2019), page 32:

Thomas Tibbles – International Stock Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts	Accounts with Performance- Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	299	$406,815,882	0	$0

Patrick Tan – International Stock Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts	Accounts with Performance- Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	299	$406,815,882	0	$0

Alyssa Rudakas – International Stock Fund

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts	Accounts with Performance- Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	299	$406,815,882	0	$0

Fund Ownership, page 36: As of December 31, 2019, the portfolio managers’ ownership in fund shares was as follows:

Portfolio Manager	Fund	Range
Thomas Tibbles	None	None
Patrick Tan	None	None
Alyssa Rudakas	None	None

The Lazard Asset Management LLC proxy voting policies and procedures referenced on pages A-3 to A-7 are hereby deleted.
MF-STATPROSAI SUP (1220)